Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000174035 | Liberty Mutual Group, Inc., 7.800%, 03/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174035 | Banco Santander S.A., 4.75, 2027-05-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174035 | Provident Financing Trust I, 7.405%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174035 | M&T Bank Corporation, 5.625%, 12/15/26
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174035 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174035 | Pinnacle Financial Partners, Inc., 8.397%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174035 | Delphi Financial Group, Inc., 7.107%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | HSBC Holdings PLC, 8, 2028-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Land O' Lakes, Inc., 8.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174035 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174035 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174035 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000174035 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174035 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174035 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174035 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174035 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174035 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174035 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174035 | Financials
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000174036 | Liberty Mutual Group, Inc., 7.800%, 03/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174036 | Banco Santander S.A., 4.75, 2027-05-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174036 | Provident Financing Trust I, 7.405%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174036 | M&T Bank Corporation, 5.625%, 12/15/26
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174036 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174036 | Pinnacle Financial Partners, Inc., 8.397%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174036 | Delphi Financial Group, Inc., 7.107%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | HSBC Holdings PLC, 8, 2028-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Land O' Lakes, Inc., 8.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174036 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174036 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174036 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000174036 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174036 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174036 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174036 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174036 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174036 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174036 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174036 | Financials
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000174037 | Liberty Mutual Group, Inc., 7.800%, 03/15/27
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174037 | Banco Santander S.A., 4.75, 2027-05-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000174037 | Provident Financing Trust I, 7.405%, 03/15/38
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174037 | M&T Bank Corporation, 5.625%, 12/15/26
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | Flagstar Financial Inc., 6.375%, 03/17/27
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174037 | Athene Holding Ltd., 6.350%, 06/30/29
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000174037 | Pinnacle Financial Partners, Inc., 8.397%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174037 | Delphi Financial Group, Inc., 7.107%, 05/15/37
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | HSBC Holdings PLC, 8, 2028-09-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Land O' Lakes, Inc., 8.000%
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000174037 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000174037 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | Contingent Capital Securities
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000174037 | Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000174037 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174037 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174037 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174037 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000174037 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174037 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174037 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000174037 | Financials
Holdings [Line Items]
Percent of Net Asset Value	75.20%